Bonds Payable - Summary of Bonds Payable (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Bonds payable [line items]
Less: Current portion	$ (2,600.0)		$ (31,800.0)
Noncurrent bonds payable	254,105.1	$ 9,049.3	25,100.0
Cost [member] | Taiwan [member]
Bonds payable [line items]
Unsecured bonds	173,197.0		$ 56,900.0
Cost [member] | Overseas [member]
Bonds payable [line items]
Unsecured bonds	84,291.0
Discounts on bonds payable [member]
Bonds payable [line items]
Discounts on bonds payable	$ (782.9)